Share Purchase Warrants	12 Months Ended
Jan. 31, 2024
Share Purchase Warrants
Share Purchase Warrants

10. Share Purchase Warrants

(a)	Warrant liabilities

At January 31, 2024, the Company has 3,571,429 share purchase warrants with exercise prices denominated in US dollars (January 31, 2023 – nil). When non-compensatory warrants have an exercise price denominated in a currency which is different from the functional currency of the Company (Canadian dollar), the warrants are treated as financial liabilities. These warrants are therefore classified as financial liabilities with changes in fair value recognized in the consolidated statements of loss and other comprehensive loss. The warrant liabilities are measured using Level 3 inputs within the fair value hierarchy.

The following table summarizes the continuity of liability-classified warrants:

	Number of Warrants	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (Years)	Liability Amount $
Balance, January 31, 2021	252,595	1.44	1.51	131,603
Change in fair value	–	–	–	(131,250)
Balance, January 31, 2022	252,595	1.44	0.51	353
Change in fair value	–	–	–	(353)
Expired	(252,595)	(1.44)	–	–
Balance, January 31, 2023	–	–	–	–
Granted (Note 9(b))	3,571,429	0.11	5.00	48,846
Change in fair value	–	–	–	176,247
Balance, January 31, 2024	3,571,429	0.11	4.12	225,093

At January 31, 2024, the following liability-classified warrants were outstanding:

Number of Warrants	Exercise Price US$	Expiry Date
3,571,429	0.11	March 14, 2028

The fair values of warrant liabilities at January 31, 2024 and 2022 were estimated using the Black-Scholes option pricing model with the following assumptions:

	January 31, 2024	January 31, 2022
Risk free interest rates	3.50%	0.72%
Volatilities	152%	84%
Market prices of common shares	US$0.056	US$0.21
Expected dividends	Nil%	Nil%
Expected lives	4.12 years	0.5 years
Exercise prices	US$0.11	US$1.44
(b)	Warrant liabilities of MedMelior

At January 31, 2024, MedMelior has 318,000 share purchase warrants with exercise prices denominated in U.S. dollars (January 31, 2023 – 96,667). When non-compensatory warrants have an exercise price denominated in a currency which is different from the functional currency of MedMelior (Canadian dollar), the warrants are treated as financial liabilities. These warrants are therefore classified as financial liabilities with changes in fair value recognized in the consolidated statements of loss and other comprehensive loss. The warrant liabilities are measured using Level 3 inputs within the fair value hierarchy.

The following table summarizes the continuity of liability-classified warrants of MedMelior:

	Number of Warrants	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (Years)	Liability Amount $
Balance, January 31, 2022 and 2021	–	–	–	–
Granted (Note 13)	96,667	1.25	2.00	25,709
Change in fair value	–	–	–	(5,009)
Balance, January 31, 2023	96,667	1.25	1.36	20,700
Granted (Note 13)	221,333	1.25	2.00	72,190
Change in fair value	–	–	–	(38,483)
Balance, January 31, 2024	318,000	1.25	1.02	54,407

At January 31, 2024, the following liability-classified warrants of MedMelior were outstanding:

Number of Warrants	Exercise Price US$	Expiry Date
96,667	1.25	June 9, 2024
221,333	1.25	May 23, 2025

The fair value of warrant liabilities at January 31, 2024 was determined using the Black-Scholes option pricing model, using the following assumptions:

•	Risk free interest rate: 4.17%
•	Volatility: 101%
•	Market price of common shares on valuation date: US$0.63
•	Expected dividends: Nil%
•	Expected life: 0.36 to 1.31 years
•	Exercise price: US$1.25
(c)	Equity-classified warrants

The following table summarizes the continuity of equity-classified warrants:

	Number of Warrants	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)

Balance, January 31, 2021	8,374,396	2.90	0.46
Granted (Notes 9(l), 9(o), 9(p) and 9(q))	30,126,643	0.52	2.91
Expired	(7,241,912)	(2.98)	–

Balance, January 31, 2022	31,259,127	0.59	2.14
Expired	(1,118,484)	(2.43)	–

Balance, January 31, 2023	30,140,643	0.52	1.21
Granted (Notes 9(a), 9(c), 9(d) and 9(e))	23,104,000	0.14	4.24
Expired	(438,095)	(0.70)	–

Balance, January 31, 2024	52,806,548	0.35	1.90

During the year ended January 31, 2024, the Company did not issue any share purchase warrants to third parties for services (2023 – nil; 2022 – 438,095 valued at $239,002).

At January 31, 2024, the following equity-classified warrants were outstanding:

Number of Warrants	Exercise Price $	Expiry Date

23,316,250	0.50	May 28, 2024
840,000	0.10	March 14, 2025
3,064,000	0.10	August 30, 2025
6,386,298	0.60	December 2, 2025(1)
2,000,000	0.10	December 14, 2025
15,000,000	0.15	March 14, 2028
2,200,000	0.15	July 9, 2028
52,806,548

(1)	Effective December 1, 2023, original expiry date of December 2, 2023 was amended to December 2, 2025.

During the year ended January 31, 2024, the fair values of equity-classified warrants issued pursuant to the Company’s financings (Notes 9(a), 9(c), 9(d) and 9(e)) were estimated using the residual method.  During the year ended January 31, 2022, the fair values of equity-classified warrants issued pursuant to the exercise of special warrants (Note 9(l)) were estimated using the residual value method and allocated a fair value of $nil.

Fair values of the following other equity-classified warrants issued during the years ended January 31, 2024 and 2022 were estimated using the Black-Scholes option pricing model with the following assumptions:

	January 31, 2024	January 31, 2022
Nature of warrants	Brokers’ warrants (Notes 9(a) and 9(d))	438,095 warrants issued for services
Dates of grant	March 14 and August 31, 2023	March 29 and September 27, 2021
Risk free interest rates	3.72% and 4.64%	0.24% and 0.53%
Volatilities	114% and 112%	97% and 98%
Market prices of common shares on grant date	$0.085	$0.27 and $0.63
Expected dividends	Nil%	Nil%
Expected lives	Two (2) years	Two (2) years
Exercise prices	$0.10	$0.27 to $1.21

There were no equity-classified warrants issued during the year ended January 31, 2023.